Intangible Assets, Net (Schedule of Carrying Amounts of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Intangible assets with a finite useful life	$ 128,998	$ 103,637
Intangible assets with an indefinite useful life or not yet available for use	192,286	117,158
Goodwill and intangible assets, net	$ 321,284	$ 220,795